RECONCILIATION TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation to Form 5500
The following is a reconciliation of the Plan’s share of net investment income in the Savings Plan Master Trust per the financial statements to the Form 5500 for the year ended December 31, 2025:

(Dollars in Thousands)
Plan’s share of net investment income in the Savings Plan Master Trust per the financial statements	$9,286
Less: Administrative expenses related to the Savings Plan Master Trust per the financial statements	(62)
Net investment income from Master Trust investment accounts per the Form 5500	$9,224

The following is a reconciliation of the total additions per the financial statements to the Form 5500 for the year ended December 31, 2025:

(Dollars in Thousands)
Total additions per the financial statements	$12,881
Less: Administrative expenses related to the Savings Plan Master Trust per the financial statements	(62)
Total income per the Form 5500	$12,819